Leases - Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2021 (excluding the three months ended March 31, 2021)	$ 92,700
2022	127,300	$ 123,600
2023	131,150	127,300
Thereafter
Total lease payment	351,150	382,050
Less: Imputed interest	(37,318)	(43,919)
Operating lease liabilities	313,832	338,131
Operating lease liability - current	103,117	100,170	$ 86,372
Operating lease liability - non-current	$ 210,715	$ 237,961	$ 373,000